Inventories (Schedule Of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Inventory [Line Items]
Telecommunications equipment to be sold and materials	¥ 181,258	¥ 228,337
Projects in progress	103,351	83,015
Supplies	105,914	103,957
Total	¥ 390,523	¥ 415,309